Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues (Note 13(e))	$ 50,111,828	$ 46,009,519	$ 48,821,619
Cost of revenue	(46,817,877)	(43,090,207)	(45,928,093)
Gross profit	3,293,951	2,919,312	2,893,526
Operating expenses:
General and administrative expenses	(7,181,105)	(1,360,051)	(1,040,245)
Allowance for expected credit losses	(8,196,074)	(5,315)	(197,527)
Total operating expenses	(15,377,179)	(1,365,366)	(1,237,772)
(Loss)/Income from operations	(12,083,228)	1,553,946	1,655,754
Other (expense)/income
Interest expense	(771,946)	(891,379)	(733,220)
Change in fair value of convertible notes (Note 16)	(3,648,265)
Change in fair value of other investments (Note 6)	23,437,041
Other income, net (Note 13(e))	949,592	238,677	191,892
Total other income/(expense), net	19,966,422	(652,702)	(541,328)
Income before income taxes and equity in net income of affiliates	7,883,194	901,244	1,114,426
Income tax credit (expense) (Note 12)	1,176,560	(179,325)	(150,734)
Income before equity in net income of affiliates	9,059,754	721,919	963,692
Equity in net income/(losses) of affiliates (Note 6)	4,048	5,528	(33,780)
Net income	9,063,802	727,447	929,912
Other comprehensive (loss) / income
Foreign currency translation adjustment	(256,577)	15,599	9,138
Comprehensive income	8,807,225	743,046	939,050
Net income	9,063,802	727,447	929,912
Deemed dividend distribution on Series A preferred shares through additional paid-in capital	(16,593,954)
Net (loss)/income attributable to common stockholders	$ (7,530,152)	$ 727,447	$ 929,912
Earnings per share – Basic (in Dollars per share)	$ (0.184)	$ 0.025	$ 0.033
Earnings per share – Diluted (in Dollars per share)	$ (0.184)	$ 0.025	$ 0.033
Weighted average shares outstanding – Basic (in Shares)	40,935,899	28,812,740	28,500,000
Weighted average shares outstanding – Diluted (in Shares)	40,935,899	28,812,740	28,500,000